Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2012
Related Party Transactions and Balances
Related Party Transactions and Balances

9.  Related Party Transactions and Balances

During 2010, 2011 and 2012, the Group leased certain properties from the Founders for office space and restaurant operations and incurred rental expenses for these facilities of RMB960, RMB960 and RMB1,040, respectively. As of December 31, 2012, RMB 25 was payable to the Founders in relation to these leases.

	2011	2012
	RMB
Related party balances
Amounts due from related parties
— Shareholders and key management personnel	100	—
Amounts due to related parties
— Shareholders and key management personnel	—	25

Amounts due from related parties were comprised of reimbursement from one of the founders, which was received in February 2012. Amounts due to related parties were mainly comprised of rental payable to one of the founders, which was settled in February 2013. Amounts due from and to related parties are unsecured, interest-free and have no fixed repayment terms.